Selected Statement of Operations Data (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest on bank deposits and short-term investments	$ 49	$ 54	$ 151
Non-dollar currency gains - net	69	0	0
Income from marketable securities	143	102	148
Realized gain from sale of available-for-sale securities	0	0	38
Interest on available for sale securities	58	59	33
Other Nonoperating Income	319	215	370
Expenses:
Non-dollar currency losses - net	(56)	(315)	(663)
Realized loss from sale of available-for-sale securities	(84)	0	0
Bank commissions and charges	(13)	(14)	(13)
Other Nonoperating Expense	(153)	(329)	(676)
Financial income (expense) - net	$ 166	$ (114)	$ (306)